Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short Duration Fund

Class A

The following disclosure is in effect until on or about February 11, 2019:

Effective until on or about February 11, 2019, a front-end sales charge of 2.75% on Class A shares on new fund share purchases and all related sales charge discounts for Class A shares are in effect.

Effective until on or about February 11, 2019, the following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES OF THE FUND" heading in the summary section of the fund's prospectus:

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 83), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 167) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

Effective until on or about February 11, 2019, the following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES OF THE FUND" heading in the summary section of the fund's prospectus:

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	T	C	R6	INST	S
1	$354	$330	$258	$56	$56	$56
3	540	516	506	181	196	207
5	742	718	879	316	348	370
10	1,322	1,300	1,926	712	790	845

You would pay the following expenses if you did not redeem your shares:

Years	A	T	C	R6	INST	S
1	$354	$330	$158	$56	$56	$56
3	540	516	506	181	196	207
5	742	718	879	316	348	370
10	1,322	1,300	1,926	712	790	845

DWS Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short Duration Fund

Class A

The following disclosure is in effect until on or about February 11, 2019:

Effective until on or about February 11, 2019, a front-end sales charge of 2.75% on Class A shares on new fund share purchases and all related sales charge discounts for Class A shares are in effect.

Effective until on or about February 11, 2019, the following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES OF THE FUND" heading in the summary section of the fund's prospectus:

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 83), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 167) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

Effective until on or about February 11, 2019, the following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES OF THE FUND" heading in the summary section of the fund's prospectus:

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	T	C	R6	INST	S
1	$354	$330	$258	$56	$56	$56
3	540	516	506	181	196	207
5	742	718	879	316	348	370
10	1,322	1,300	1,926	712	790	845

You would pay the following expenses if you did not redeem your shares:

Years	A	T	C	R6	INST	S
1	$354	$330	$158	$56	$56	$56
3	540	516	506	181	196	207
5	742	718	879	316	348	370
10	1,322	1,300	1,926	712	790	845

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 83), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 167) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
DWS Short Duration Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 354
3 Years	rr_ExpenseExampleYear03	540
5 Years	rr_ExpenseExampleYear05	742
10 Years	rr_ExpenseExampleYear10	1,322
1 Year	rr_ExpenseExampleNoRedemptionYear01	354
3 Years	rr_ExpenseExampleNoRedemptionYear03	540
5 Years	rr_ExpenseExampleNoRedemptionYear05	742
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,322
DWS Short Duration Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	330
3 Years	rr_ExpenseExampleYear03	516
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,300
1 Year	rr_ExpenseExampleNoRedemptionYear01	330
3 Years	rr_ExpenseExampleNoRedemptionYear03	516
5 Years	rr_ExpenseExampleNoRedemptionYear05	718
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,300
DWS Short Duration Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	258
3 Years	rr_ExpenseExampleYear03	506
5 Years	rr_ExpenseExampleYear05	879
10 Years	rr_ExpenseExampleYear10	1,926
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	506
5 Years	rr_ExpenseExampleNoRedemptionYear05	879
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,926
DWS Short Duration Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	181
5 Years	rr_ExpenseExampleYear05	316
10 Years	rr_ExpenseExampleYear10	712
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	181
5 Years	rr_ExpenseExampleNoRedemptionYear05	316
10 Years	rr_ExpenseExampleNoRedemptionYear10	712
DWS Short Duration Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	196
5 Years	rr_ExpenseExampleYear05	348
10 Years	rr_ExpenseExampleYear10	790
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	196
5 Years	rr_ExpenseExampleNoRedemptionYear05	348
10 Years	rr_ExpenseExampleNoRedemptionYear10	790
DWS Short Duration Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	207
5 Years	rr_ExpenseExampleYear05	370
10 Years	rr_ExpenseExampleYear10	845
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	207
5 Years	rr_ExpenseExampleNoRedemptionYear05	370
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 845